Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Inventories
Raw material	¥ 61,406		¥ 117,845
Work-in-process	2,999		2,690
Finished goods	67,150		102,784
Total	¥ 131,555	$ 19,074	¥ 223,319